Additional Financial Information - Summary of the Receivables Transferred Under Individual Agreements or Purchases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivables Transferred Under Individual Agreement [Line Items]
Carrying value of receivables transferred and derecognized	$ 512.3	$ 400.5	$ 285.0
Net cash proceeds received	491.9	383.0	278.3
Loss recorded related to transfers of receivables	$ 20.4	$ 17.5	$ 6.7